INCOME TAXES (Tables)	12 Months Ended
Dec. 27, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax (Benefit) Expense
The (benefit) provision for income taxes for 2013, 2012 and 2011, is as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Current:
Federal	$7,973	$(15,232)	$3,150	$13,816
State	507	2,656	383	2,042
Foreign	52	78	176	262
	8,532	(12,498)	3,709	16,120
Deferred:
Federal	(14,243)	4,744	6,842	6,435
State	(5,287)	(2,749)	833	1,323
Foreign	151	—	—	(41)
	(19,379)	1,995	7,675	7,717
	$(10,847)	$(10,503)	$11,384	$23,837

Schedule of Income before Income Tax, Domestic and Foreign
The components of (loss) income before income taxes for 2013, 2012 and 2011 were as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
United States	$(17,312)	$(39,202)	$23,581	$60,863
Foreign	125	255	627	648
Total	$(17,187)	$(38,947)	$24,208	$61,511

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the provision for income taxes at the federal statutory tax rate to the provision for income taxes for 2013, 2012 and 2011 is as follows:

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
Provision to return true ups	29.33	3.19	0.93	(0.63)
State and local income taxes, net of Federal benefit	0.65	(0.56)	4.92	4.04
Foreign income taxes	(0.04)	0.03	(0.18)	(0.01)
Merger related expenses	(0.14)	(10.38)	5.73	—
Nondeductible expenses and other	(1.69)	(0.31)	0.63	0.35
	63.11%	26.97%	47.03%	38.75%

Schedule of Deferred Tax Assets and Liabilities
The components of the Company's deferred tax assets and liabilities as of December 27, 2013 and December 28, 2012 consist of the following (in thousands):

	Successor
	December 27, 2013	December 28, 2012
Deferred tax assets:
Litigation related accrual	$8,057	$—
Inventories	7,515	7,316
Share-based compensation	6,482	4,362
Net operating loss and tax credit carryforwards	2,361	2,720
Accrued workers compensation	2,273	2,137
Accrued bonus	1,615	1,645
Accrued vacation	1,407	1,280
Allowance for doubtful accounts	1,338	873
Lease incentive obligation	1,208	1,531
Deferred rent	554	128
Other	605	819
Total deferred tax assets	33,415	22,811
Deferred tax liabilities:
Intangibles	(149,114)	(158,346)
Depreciation	(10,263)	(11,668)
Other	(4,443)	(2,660)
Total deferred tax liabilities	(163,820)	(172,674)
Net deferred tax liabilities	$(130,405)	$(149,863)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending unrecognized tax benefits for the fiscal year ended December 27, 2013 and for the period from September 8, 2012 through December 28, 2012 is as follows (in thousands):

	Successor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012
Balance at beginning of period	$1,535	$152
Increases related to prior year tax positions	45	817
Increases related to current year tax positions	52	566
Decreases related to prior year tax positions	(1,383)	—
Balance at end of period	$249	$1,535